UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square,

8 Connaught Place,

Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5628

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Item 1. Report to Stockholders.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
CSOP CHINA CSI 300 A-H DYNAMIC ETF
ANNUAL REPORT
SEPTEMBER 30, 2017

CSOP ETF TRUST

LETTER TO SHAREHOLDERS (unaudited)
October 26, 2017

Dear Shareholder,
TIME magazine warned 2017 would be a dangerous year for China, with risks created by the country’s leadership transition, as well as trade tensions with the U.S. The prediction turned out to be overly pessimistic. In fact, euphoria was the dominant theme for China watchers in the past year, as economic growth proved buoyant, President Trump softened his stance on China, and the country’s capital market became evermore relevant thanks to MSCI’s decision to include China in its Emerging Markets (“EM”) Index. As a result, Chinese equity markets outperformed many of its global peers, and returns were further sweetened by stabilization of the Renminbi (“RMB”).
China’s political outlook remains stable after a smooth transition of leadership. President Xi strengthened his authority at home and his presence abroad. Domestically, his anti-corruption campaign improved the government’s image, while his efforts to elevate living standards won the hearts of people. Internationally, he delivered a strong message to the world that China would continue to support globalization, in an era of resurgent nationalist protectionism. His ambition to revitalize China’s famous Silk Road route, often called One Belt One Road (“OBOR”), received further attention from global spectators. The OBOR summit held in Beijing, which hosted 29 foreign leaders in May 2017, was widely considered a diplomatic victory for China on the international stage.
China investors were also relieved by a moderate Trump administration and heartened by positive developments in the Sino-U.S. relationship. The meeting between President Xi and President Trump in Florida set a friendly tone for the world’s two largest economies, and several agreements were made to enhance trade cooperation. The reluctance by the U.S. Treasury Secretary to label China a currency manipulator effectively reversed concerns from President Trump’s signature election campaign rhetoric, and prevented harmful trade confrontation. Meanwhile, the two countries worked together to find a peaceful resolution on the North Korean nuclear crisis.
Boosted by strong exports, China’s first half gross domestic product (“GDP”) growth exceeded government guidance and economic consensus at 6.9% year-on-year — the strongest performance since mid-2015. Domestic consumption, property market expansion, infrastructure investment and credit growth also contributed to the robust economic growth. Encouraged by positive economic data, the authorities continued to push financial reforms, to deleverage the public sector and open up the country’s capital market further. As yet another example of pro-market reforms, the Bond Connect program between Hong Kong and Mainland China was launched in July 2017, and is expected to facilitate USD $200 billion of inflows within the first two years.
Satisfied with the progress made by the Chinese government, index provider MSCI announced the inclusion of China A-Shares (“A-Shares”) in their EM Index in June 2017, after performing a fourth global consultation. From June 2018, China’s onshore share class will initially represent 0.73% of the EM Index. Immediately, the decision’s impact is mostly symbolic; it represents “smart money’s” stamp of approval of Mainland China. Initially the expected impact likely will be minimal given the small initial weighting, and the much-ballyhooed inflow of funds into China likely won’t manifest. In the long run however, the decision is expected to send an estimated USD $400 billion of funds into the A-Share market over the next decade, according to MSCI. Upon full A-Share inclusion, China’s proportion of the index will grow from 28% to 43%, with A-Shares representing over 20% of the EM Index.

CSOP ETF TRUST

LETTER TO SHAREHOLDERS (unaudited) (concluded)
Investors reacted positively to MSCI’s decision and started to allocate into blue-chip sector leaders. Since the announcement on June 20, 2017, the net total return of the FTSE China A50 Index(1) has outperformed all other major A-Shares indices. CSOP FTSE China A50 ETF (“AFTY”), CSOP’s flagship exchange traded fund, tracks the popular index. For the one-year period ending September 30, 2017, the total return for AFTY was 26.94% while the net total return for the FTSE China A50 Net Total Return Index® was 27.55%. CSOP MSCI China A International Hedged ETF (‘‘CNHX’’) may offer unique value for overseas investors who seek to avoid foreign exchange risk complicating investment returns. For the one-year period ending September 30, 2017, CNHX’s total return was 14.08%, while the net total return for benchmark MSCI China A International with CNH(2) 100% Hedged to USD Index® was 12.97%. CSOP China CSI 300(3) A-H Dynamic ETF (“HAHA”) offers a strategy for overseas investors who seek to take advantage of the valuation gap between A-H dual-listed Chinese stocks. For the one-year period ending September 30, 2017, HAHA’s total return was 19.10%, while the net total return for benchmark CSI 300 Smart Index® was 19.32%.
“A dangerous year” for China proved to be “a fruitful year” for China investors in the end. We expect next year’s investment outlook to look even more promising than this year’s. Continued reforms by the new leadership should create more opportunities for overseas investors and our diversified product line should serve as powerful tools to capitalize on those opportunities. Meanwhile, we are committed to bringing more pioneering products to the U.S. market, to delivering pertinent perspectives on China-related topics, and to being a trusted partner for China-related investment solutions. We remain ever appreciative of your belief in our mission and look forward to your continued support of our products, our company, and our devoted employees.
Sincerely,
Ding Chen
Trustee and Chairman
CSOP ETF Trust

(1)
FTSE China A50 Index is a capitalization-weighted index of 50 China A-Share companies. The index is designed to measure the performance of China’s economy through changes in the aggregate market value of 50 largest China A-Share companies.

(2)
CNH is the abbreviation for offshore Chinese Renminbi (Yuan).

(3)
The CSI 300 Index measures the performance of the 300 A-Share stocks with the largest market capitalizations listed on the Main Board of the Shanghai Stock Exchange or the Main Board, Small and Medium Enterprise Board or ChiNext Board of the Shenzhen Stock Exchange.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)
The CSOP FTSE China A50 ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, track the performance of the FTSE China A50 Net Total Return Index (the ‘‘Index’’). The Fund uses a representative sampling strategy. For the 12 months ended September 30, 2017, the Fund’s total return was 26.94% while the Index’s total return was 27.55%.
Boosted by strong exports, China’s first half GDP growth exceeded government guidance and economic consensus at 6.9% year-on-year — the strongest performance since mid-2015. Domestic consumption, property market expansion, infrastructure investment and credit growth also contributed to the robust economic growth. Encouraged by positive economic data, the authorities continued to push financial reforms, deleverage the public sector and open up the country’s capital market further. The reform would benefit the constituent members of the index which are leaders in their respective sectors.
Comparison of Change in Value of  $10,000 Investment (based on Net Asset Value)
The following graph depicts the performance of CSOP FTSE China A50 ETF vs the FTSE China A50 Net Total Return Index®(1) from March 10, 2015 (commencement of operations date)* to September 30, 2017.
	1 Year Return	Annualized Since Inception Return	Since Inception Date
CSOP FTSE China A50 ETF (NAV)	26.94%	6.02%	3/10/2015
CSOP FTSE China A50 ETF (Market)	25.80%	6.20%	3/10/2015
FTSE China A50 Net Total Return Index®	27.55%	5.43%	3/10/2015

*
The commencement of operations date, March 10, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP FTSE China A50 ETF was listed on the NYSE Arca, Inc. on March 12, 2015.

(1)
The FTSE China A50 Net Total Return Index® (the ‘‘Index’’) is comprised of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index. The Index is a subset of the FTSE China A All Cap Free Index. The FTSE China A All Cap Free Index is FTSE’s most comprehensive benchmark for the Chinese A share market. It is denominated and quoted in Chinese Offshore Renminbi (“RMB”) and comprised of stocks listed on the Shanghai Stock and Shenzhen Stock Exchange main markets, the Shenzhen SME Board and/or the Shenzhen ChiNext Board. The Index is a net total return index, which means that its performance reflects the reinvestment of dividends, net of withholding taxes, from the securities included on the Index.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited) (continued)
The CSOP MSCI China A International Hedged ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, track the performance of the MSCI China A International with CNH 100% Hedged to USD Index (the ‘‘Index’’). The Fund invests in a representative sample of securities included in the Index that collectively have an investment profile similar to the Index and as a result may or may not hold all of the securities that are included in the Index. For the 12 months ended September 30, 2017, the Fund’s total return was 14.08% while the Index’s total return was 12.97%.
Index provider MSCI announced inclusion of China A-Shares in their EM Index in June, after performing a fourth global consultation. From June 2018, China’s onshore share class will initially represent 0.73% of the EM index. Immediately, the decision’s impact is mostly symbolic; it represents “smart money’s” stamp of approval of Mainland China. In the long run however, the decision is expected to send an estimated USD $400 billion of funds into the A-share market over the next decade, according to MSCI. Upon full A-Share inclusion, China’s proportion of the index will grow from 28% to 43%, with A-Shares representing over 20% of the EM index.
For the 12 months ended September 30, 2017, offshore RMB (also known as CNH) appreciated against the U.S.dollar by less than 0.5% but experienced great volatility during the period. In the foreseeable future, the volatility of the RMB will increase and the Fund will continue to offer value for those overseas investors who seek to avoid foreign exchange risk complicating their investment returns.
Comparison of Change in Value of  $10,000 Investment (based on Net Asset Value)
The following graph depicts the performance of CSOP MSCI China A International Hedged ETF vs MSCI China A International with CNH 100% Hedged to USD Index®(1) from October 20, 2015 (commencement of operations date)* to September 30, 2017.
	1 Year Return	Annualized Since Inception Return	Since Inception Date
CSOP MSCI China A International Hedged ETF (NAV)	14.08%	0.22%	10/20/2015
CSOP MSCI China A International Hedged ETF (Market)	13.01%	-0.34%	10/20/2015
MSCI China A International with CNH 100% Hedged to USD Index®	12.97%	-1.36%	10/20/2015

*
The commencement of operations date, October 20, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP MSCI China A International Hedged ETF was listed on the NYSE Arca, Inc. on October 21, 2015.

(1)
The MSCI China A International with CNH 100% Hedged to USD Index® (the ‘‘Index’’) is designed to track the equity market performance of Chinese securities (A-Shares) listed on both the Shanghai Stock Exchange and the Shenzhen Stock Exchange, while at the same time neutralizing exposure to the fluctuations of the RMB relative to the U.S. dollar. The Index is broad-based and aims to capture the majority of the investible domestic Chinese equity universe, including large-cap and mid-cap A-Share stocks. The Index is currency hedged to the U.S. dollar by adjusting the daily index value to reflect the impact of selling renminbi (‘‘RMB’’) forward contracts at the one-month forward rate published by WM/Reuters.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited) (concluded)
The CSOP China CSI 300 A-H Dynamic ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, track the performance of the CSI 300 Smart Index (the ‘‘Index’’). The Fund invests in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all of the securities that are included in the Index. The index outperforms by buying whichever share class is cheaper (A or H) and selling the more expensive one. For the 12 months ended September 30, 2017, the Fund’s total return was 19.10% while the Index’s total return was 19.32%.
For the 12 months ended September 30, 2017, Hang Seng China AH Premium index — which tracks the price premium/discount of A-shares to H-shares — increased by 8.2%. The average valuation spread between A share and H share expanded during the period. For the 12 months ended September 30, 2017, the Index underperformed CSI 300 Index by 1.58%. The CSI 300 Smart Index generally underperforms CSI 300 Index in a trending market as the smart strategy tends to sell winners and buy laggers.
Comparison of Change in Value of  $10,000 Investment (based on Net Asset Value)
The following graph depicts the performance of CSOP China CSI 300 A-H Dynamic ETF vs CSI 300 Smart Index®(1) from October 20, 2015 (commencement of operations date)* to September 30, 2017.
	1 Year Return	Annualized Since Inception Return	Since Inception Date
CSOP China CSI 300 A-H Dynamic ETF (NAV)	19.10%	4.09%	10/20/2015
CSOP China CSI 300 A-H Dynamic ETF (Market)	18.51%	3.64%	10/20/2015
CSI 300 Smart Index®	19.32%	4.19%	10/20/2015

*
The commencement of operations date, October 20, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP China CSI 300 A-H Dynamic ETF was listed on the NYSE Arca, Inc. on October 21, 2015.

(1)
The CSI 300 Smart Index® (the ‘‘Index’’) includes shares of every company in the CSI 300 Index. The CSI 300 Index measures the performance of the 300 A-Share stocks with the largest market capitalizations listed on the Main Board of the Shanghai Stock Exchange or the Main Board, Small and Medium Enterprise Board or ChiNext Board of the Shenzhen Stock Exchange. Certain of the constituent companies included in the CSI 300 Index have issued both A-Shares, which are traded in China, and H-Shares, which are traded in Hong Kong.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST

DISCLOSURE OF FUND EXPENSES
September 30, 2017
(unaudited)
Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 until September 30, 2017.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.
Fund	Beginning Account Value 4/1/2017	Actual Ending Value 9/30/2017	Hypothetical Ending Account Value 9/30/2017	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$1,211.30	$1,021.56	$3.88	$3.55	0.70%
CSOP MSCI China A International Hedged ETF	1,000.00	1,097.90	1,021.11	4.15	4.00	0.79%
CSOP China CSI 300 A-H Dynamic ETF	1,000.00	1,138.30	1,021.31	4.02	3.80	0.75%

(a)
Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the one-half year period).

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS
September 30, 2017
	Shares	Market Value
Common Stocks – 99.7%
China – 99.7%
Auto Manufacturers – 2.6%
BYD Co. Ltd. Class A	5,400	$55,375
Guangzhou Automobile Group Co. Ltd. Class A	5,100	20,552
SAIC Motor Corp. Ltd. Class A	22,889	103,749
		179,676
Banks – 36.7%
Agricultural Bank of China Ltd. Class A	343,200	196,837
Bank of Beijing Co. Ltd. Class A	125,972	141,094
Bank of China Ltd. Class A	205,000	126,808
Bank of Communications Co. Ltd. Class A	194,700	184,748
Bank of Shanghai Co. Ltd. Class A	7,790	20,889
China CITIC Bank Corp. Ltd. Class A	26,538	25,102
China Construction Bank Corp. Class A	87,600	91,671
China Everbright Bank Co. Ltd. Class A	135,500	82,393
China Merchants Bank Co. Ltd. Class A	114,328	438,571
China Minsheng Banking Corp. Ltd. Class A	224,120	269,868
Industrial & Commercial Bank of China Ltd. Class A	209,800	188,996
Industrial Bank Co. Ltd. Class A	134,732	349,754
Ping An Bank Co. Ltd. Class A	70,224	117,138
Shanghai Pudong Development Bank Co. Ltd. Class A	133,881	258,699
		2,492,568
Beverages – 8.0%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,300	65,529
Kweichow Moutai Co. Ltd. Class A	4,247	330,070
Wuliangye Yibin Co. Ltd. Class A	16,800	144,480
		540,079
Coal – 0.9%
China Shenhua Energy Co. Ltd. Class A	19,267	60,574
Commercial Services – 0.4%
Shanghai International Port Group Co. Ltd. Class A	29,700	29,832
Computers – 2.0%
BOE Technology Group Co. Ltd. Class A	201,400	133,048
Diversified Financial Services – 8.8%
CITIC Securities Co. Ltd. Class A	75,546	206,320
GF Securities Co. Ltd. Class A	24,741	70,503
Guotai Junan Securities Co. Ltd. Class A	32,200	104,570
Haitong Securities Co. Ltd. Class A	58,300	129,372
Huatai Securities Co. Ltd. Class A	25,400	86,263
		597,028

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Electric – 1.9%
China National Nuclear Power Co. Ltd. Class A	38,400	$43,010
China Yangtze Power Co. Ltd. Class A	38,600	87,337
		130,347
Electronics – 1.9%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	26,963	129,543
Engineering & Construction – 2.4%
China Communications Construction Co. Ltd. Class A	13,700	31,492
China Railway Construction Corp. Ltd. Class A	37,000	65,884
China Railway Group Ltd. Class A	50,700	65,845
		163,221
Home Furnishings – 3.3%
Midea Group Co. Ltd. Class A	34,290	227,503
Insurance – 14.3%
China Life Insurance Co. Ltd. Class A	14,345	59,745
China Pacific Insurance Group Co. Ltd. Class A	24,417	135,384
New China Life Insurance Co. Ltd. Class A	5,546	47,188
Ping An Insurance Group Co. of China Ltd. Class A	89,536	728,069
		970,386
Iron/Steel – 0.8%
Baoshan Iron & Steel Co. Ltd. Class A	50,800	56,364
Miscellaneous Manufacturer – 1.6%
CRRC Corp. Ltd. Class A	72,430	105,810
Oil & Gas – 1.9%
China Petroleum & Chemical Corp. Class A	93,000	82,382
PetroChina Co. Ltd. Class A	40,000	47,985
		130,367
Pharmaceuticals – 1.6%
Jiangsu Hengrui Medicine Co. Ltd. Class A	11,700	105,275
Real Estate – 8.2%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	20,000	54,891
China State Construction Engineering Corp. Ltd. Class A	116,700	162,598
China Vanke Co. Ltd. Class A	63,000	248,294
Poly Real Estate Group Co. Ltd. Class A	56,900	88,847
		554,630
Shipbuilding – 1.2%
China Shipbuilding Industry Co. Ltd. Class A(a)(b)(c)	89,400	83,354

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS – (concluded)
September 30, 2017

	Shares	Market Value
Telecommunications – 1.2%
China United Network Communications Ltd. Class A(a)	74,300	$82,773
Total Common Stocks (Cost $5,731,144)		6,772,378
Total Investments – 99.7% (Cost $5,731,144)#		6,772,378
Other assets in excess of liabilities – 0.3%		20,499
Net Assets – 100.0%		$6,792,877

(a)
Non-income producing security.

(b)
Level 3 security fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2017, the value of this security amounted to $83,354 or 1.2% of net assets.

(c)
Security deemed illiquid as of September 30, 2017.

#
Cost for federal income tax purposes is $6,174,221. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,202,073
Gross unrealized depreciation	(603,916)
Net unrealized appreciation	$598,157

Summary of Investments by Sector^
Financials	59.7%
Industrials	8.0
Consumer Staples	8.0
Consumer Discretionary	6.0
Real Estate	5.8
Information Technology	3.9
Energy	2.8
Utilities	1.9
Health Care	1.6
Telecommunication Services	1.2
Materials	0.8
Other assets in excess of liabilities	0.3
100.0%

^
As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS
September 30, 2017
	Shares	Market Value
Common Stocks – 98.6%
China – 98.6%
Advertising – 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	$2,218
Aerospace/Defense – 1.0%
AECC Aero-Engine Control Co. Ltd. Class A	700	2,099
AECC Aviation Power Co. Ltd. Class A	700	3,286
AVIC Aircraft Co. Ltd. Class A	1,400	4,042
AVIC Helicopter Co. Ltd. Class A	300	1,969
Jihua Group Corp. Ltd. Class A	2,100	2,636
		14,032
Agriculture – 0.3%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,665
Heilongjiang Agriculture Co. Ltd. Class A	900	1,612
Hunan Dakang International Food & Agriculture Co. Ltd. Class A(a)	1,960	915
		4,192
Airlines – 1.2%
Air China Ltd. Class A	3,000	3,928
China Eastern Airlines Corp. Ltd. Class A	3,700	3,755
China Southern Airlines Co. Ltd. Class A	3,800	4,718
Hainan Airlines Holding Co. Ltd. Class A	6,400	3,123
Spring Airlines Co. Ltd. Class A	300	1,505
		17,029
Auto Manufacturers – 2.8%
Beiqi Foton Motor Co. Ltd. Class A	3,600	1,676
BYD Co. Ltd. Class A	700	7,178
China Avionics Systems Co. Ltd. Class A	800	1,952
Chongqing Changan Automobile Co. Ltd. Class A	2,000	4,255
FAW CAR Co. Ltd. Class A(a)	800	1,653
Hubei Energy Group Co. Ltd. Class A	2,900	2,168
Pang Da Automobile Trade Co. Ltd. Class A(a)	3,500	1,498
SAIC Motor Corp. Ltd. Class A	3,500	15,864
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	4,432
		40,676
Auto Parts & Equipment – 1.4%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	4,210
Huayu Automotive Systems Co. Ltd. Class A	1,100	3,724
Wanxiang Qianchao Co. Ltd. Class A	1,440	2,616
Weichai Power Co. Ltd. Class A	3,200	3,599
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Auto Parts & Equipment – 1.4% (continued)
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,200	$4,018
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	840	2,465
		20,632
Banks – 15.0%
Agricultural Bank of China Ltd. Class A	33,800	19,385
Bank of Beijing Co. Ltd. Class A	8,640	9,677
Bank of China Ltd. Class A	21,200	13,114
Bank of Communications Co. Ltd. Class A	18,700	17,744
Bank of Nanjing Co. Ltd. Class A	4,536	5,387
Bank of Ningbo Co. Ltd. Class A	2,730	6,468
China CITIC Bank Corp. Ltd. Class A	4,200	3,973
China Construction Bank Corp. Class A	5,100	5,337
China Everbright Bank Co. Ltd. Class A	18,900	11,492
China Merchants Bank Co. Ltd. Class A	8,200	31,456
Huaxia Bank Co. Ltd. Class A	5,040	7,015
Industrial & Commercial Bank of China Ltd. Class A	23,200	20,900
Industrial Bank Co. Ltd. Class A	9,800	25,440
Ping An Bank Co. Ltd. Class A	8,160	13,611
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	24,316
		215,315
Beverages – 4.9%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,451
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	400	6,096
Kweichow Moutai Co. Ltd. Class A	500	38,859
Luzhou Laojiao Co. Ltd. Class A	600	5,054
Tsingtao Brewery Co. Ltd. Class A	400	1,850
Wuliangye Yibin Co. Ltd. Class A	2,000	17,200
		70,510
Biotechnology – 0.3%
Hualan Biological Engineering, Inc. Class A	480	1,961
MeiHua Holdings Group Co. Ltd. Class A	3,100	2,979
		4,940
Building Materials – 1.3%
Anhui Conch Cement Co. Ltd. Class A	2,100	7,873
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	6,828
Luxin Venture Capital Group Co. Ltd. Class A	400	1,095
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	2,486
		18,282

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Chemicals – 2.1%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	$2,124
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,000	3,033
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,800	2,175
Qinghai Salt Lake Industry Co. Ltd. Class A	900	2,557
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	3,032
Tianqi Lithium Corp. Class A	500	5,276
Wanhua Chemical Group Co. Ltd. Class A	1,440	9,113
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	2,773
		30,083
Coal – 1.1%
China Shenhua Energy Co. Ltd. Class A	2,900	9,117
Jizhong Energy Resources Co. Ltd. Class A	1,900	1,951
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	1,600	2,462
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	2,632
		16,162
Commercial Services – 0.5%
Dalian Port PDA Co. Ltd. Class A	4,140	1,815
Eternal Asia Supply Chain Management Ltd. Class A	1,000	1,263
Shanghai International Port Group Co. Ltd. Class A	3,300	3,315
Yingkou Port Liability Co. Ltd. Class A	2,900	1,489
		7,882
Computers – 2.3%
Aisino Corp. Class A	1,000	2,824
BOE Technology Group Co. Ltd. Class A	16,100	10,636
Chengdu Santai Holding Group Co. Ltd. Class A(a)	750	825
Dawning Information Industry Co. Ltd. Class A	300	1,662
DHC Software Co. Ltd. Class A	3,000	5,063
Fujian Newland Computer Co. Ltd. Class A	900	3,047
GRG Banking Equipment Co. Ltd. Class A	900	1,058
Inspur Electronic Information Industry Co. Ltd. Class A	650	1,873
Tsinghua Tongfang Co. Ltd. Class A	1,600	2,931
Venustech Group, Inc. Class A	800	2,659
		32,578

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Distribution/Wholesale – 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	$2,175
Minmetals Development Co. Ltd. Class A(a)	500	1,034
Shanghai Jahwa United Co. Ltd. Class A(b)(d)	400	1,932
Sinochem International Corp. Class A	1,100	1,695
		6,836
Diversified Financial Services – 8.6%
Anxin Trust Co. Ltd. Class A	1,980	3,761
Bohai Financial Investment Holding Co. Ltd. Class A	2,700	2,684
Changjiang Securities Co. Ltd. Class A	2,600	3,802
China Merchants Securities Co. Ltd. Class A	2,800	8,992
CITIC Securities Co. Ltd. Class A	4,700	12,836
Dongxing Securities Co. Ltd. Class A	900	2,485
Everbright Securities Co. Ltd. Class A	1,600	3,731
Founder Securities Co. Ltd. Class A(a)	4,400	5,681
GF Securities Co. Ltd. Class A	2,800	7,979
Guosen Securities Co. Ltd. Class A	2,200	4,522
Guotai Junan Securities Co. Ltd. Class A	2,400	7,794
Guoyuan Securities Co. Ltd. Class A	1,650	3,491
Haitong Securities Co. Ltd. Class A	3,900	8,654
Huatai Securities Co. Ltd. Class A	2,600	8,830
Industrial Securities Co. Ltd. Class A	3,560	4,527
Northeast Securities Co. Ltd. Class A	1,300	2,010
Orient Securities Co. Ltd. Class A	2,700	6,510
Pacific Securities Co. Ltd. Class A	3,525	2,207
SDIC Essence Holdings Co. Ltd. Class A	1,300	3,183
Sealand Securities Co. Ltd. Class A	2,250	1,986
Shanxi Securities Co. Ltd. Class A	1,200	2,036
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	7,799
Sinolink Securities Co. Ltd. Class A	1,600	2,818
SooChow Securities Co. Ltd. Class A	1,300	2,383
Southwest Securities Co. Ltd. Class A	3,000	2,622
		123,323
Electric – 3.7%
China National Nuclear Power Co. Ltd. Class A	6,200	6,944
China Yangtze Power Co. Ltd. Class A	7,200	16,291
GD Power Development Co. Ltd. Class A	9,400	4,685
Huadian Power International Corp. Ltd. Class A	4,400	2,907
Huaneng Power International, Inc. Class A	3,700	3,855
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	3,100	1,438
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Electric – 3.7% (continued)
SDIC Power Holdings Co. Ltd. Class A	3,600	$3,967
Shanghai Electric Power Co. Ltd. Class A	1,200	2,011
Shenergy Co. Ltd. Class A	2,500	2,237
Shenzhen Energy Group Co. Ltd. Class A	2,100	2,034
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	3,253
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,775
		53,397
Electrical Components & Equipment – 1.2%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	390	2,178
Changyuan Group Ltd. Class A	720	2,151
China XD Electric Co. Ltd. Class A	2,800	2,295
Chinese Universe Publishing & Media Co. Ltd. Class A	800	2,657
Dongfang Electric Corp. Ltd. Class A(a)	1,100	1,723
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	2,804
Zhejiang Chint Electrics Co. Ltd. Class A	600	1,927
Zhongshan Broad Ocean Motor Co. Ltd. Class A	900	1,156
		16,891
Electronics – 3.1%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	3,059
GoerTek, Inc. Class A	1,600	4,862
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,950	23,782
Han’s Laser Technology Industry Group Co. Ltd. Class A	600	3,928
Luxshare Precision Industry Co. Ltd. Class A	1,575	4,886
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(c)(d)	2,300	2,845
Unigroup Guoxin Co. Ltd. Class A	300	1,675
		45,037
Energy-Alternate Sources – 0.3%
LONGi Green Energy Technology Co. Ltd. Class A	1,000	4,425
Engineering & Construction – 3.2%
China CAMC Engineering Co. Ltd. Class A	576	1,727
China Communications Construction Co. Ltd. Class A	2,100	4,827
China Gezhouba Group Co. Ltd. Class A	2,400	3,740
China National Chemical Engineering Co. Ltd. Class A	2,700	2,753
China Railway Construction Corp. Ltd. Class A	3,600	6,410
China Railway Group Ltd. Class A	7,400	9,611
Metallurgical Corp. of China Ltd. Class A	6,700	5,150
Power Construction Corp. of China Ltd. Class A	4,000	4,823
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Engineering & Construction – 3.2% (continued)
Shanghai Construction Group Co. Ltd. Class A	3,142	$1,807
Shanghai International Airport Co. Ltd. Class A	500	2,851
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	2,473
		46,172
Entertainment – 0.6%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	4,171
Wanda Film Holding Co. Ltd. Class A(c)(d)	500	3,907
		8,078
Environmental Control – 0.8%
Beijing Capital Co. Ltd. Class A	2,600	2,498
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,250	3,943
Beijing SPC Environment Protection Tech Co. Ltd. Class A	1,000	3,273
Tus-Sound Environmental Resources Co. Ltd. Class A	400	2,159
		11,873
Food – 2.1%
COFCO Tunhe Sugar Co. Ltd. Class A	1,100	1,561
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,700	6,355
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	12,387
Muyuan Foodstuff Co. Ltd. Class A	600	3,339
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,192
Yonghui Superstores Co. Ltd. Class A	4,400	5,278
		30,112
Healthcare-Products – 0.2%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	440	1,325
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	450	1,386
		2,711
Healthcare-Services – 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A	1,620	5,062
Holding Companies-Diversified – 0.7%
Avic Capital Co. Ltd. Class A	3,400	2,986
China Baoan Group Co. Ltd. Class A	1,215	1,640
Humanwell Healthcare Group Co. Ltd. Class A	700	1,904
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	3,061
		9,591

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Home Furnishings – 2.4%
Hisense Electric Co. Ltd. Class A	700	$1,651
Midea Group Co. Ltd. Class A	3,300	21,895
Qingdao Haier Co. Ltd. Class A	2,900	6,570
Sichuan Changhong Electric Co. Ltd. Class A	2,400	1,265
TCL Corp. Class A	5,900	3,153
		34,534
Insurance – 4.2%
China Life Insurance Co. Ltd. Class A	1,300	5,414
China Pacific Insurance Group Co. Ltd. Class A	2,500	13,862
New China Life Insurance Co. Ltd. Class A	700	5,956
Ping An Insurance Group Co. of China Ltd. Class A	4,300	34,966
		60,198
Internet – 0.2%
People.cn Co. Ltd. Class A	600	1,247
Searainbow Holding Corp. Class A(a)(c)(d)	500	1,965
		3,212
Iron/Steel – 1.9%
Angang Steel Co. Ltd. Class A	2,700	2,655
Baoshan Iron & Steel Co. Ltd. Class A	8,824	9,791
Gansu Gangtai Holding Group Co. Ltd. Class A	700	1,459
Hesteel Co. Ltd. Class A	5,700	3,765
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	18,060	7,321
Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,000	2,275
		27,266
Leisure Time – 0.4%
China International Travel Service Corp. Ltd. Class A	1,000	5,178
Machinery-Construction & Mining – 0.6%
Sany Heavy Industry Co. Ltd. Class A	4,100	4,709
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,100
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,287
		9,096
Machinery-Diversified – 0.8%
China Shipbuilding Industry Group Power Co. Ltd. Class A	600	2,256
Leo Group Co. Ltd. Class A	4,900	2,229
NARI Technology Co. Ltd. Class A	1,300	3,225
Shanghai Electric Group Co. Ltd. Class A(a)	3,200	3,853
		11,563

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Media – 1.1%
China Media Group Class A	1,100	$1,665
China South Publishing & Media Group Co. Ltd. Class A	1,000	2,292
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	3,363
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(c)(d)	1,430	2,269
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,100	1,528
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,400	4,265
		15,382
Metal Fabricate/Hardware – 0.3%
Jiangsu Shagang Co. Ltd. Class A(a)(c)(d)	800	1,936
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,898
		3,834
Mining – 2.7%
Aluminum Corp. of China Ltd. Class A(a)(c)(d)	5,300	6,438
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	4,117
Jiangxi Copper Co. Ltd. Class A	1,100	3,049
Jinduicheng Molybdenum Co. Ltd. Class A(a)	1,400	1,804
Shandong Gold Mining Co. Ltd. Class A	700	3,303
Shandong Nanshan Aluminum Co. Ltd. Class A	3,050	1,827
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,200	2,185
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	4,700	2,131
Western Mining Co. Ltd. Class A	2,400	3,322
Xiamen Tungsten Co. Ltd. Class A	600	2,894
Zhongjin Gold Corp. Ltd. Class A	1,888	3,039
Zijin Mining Group Co. Ltd. Class A	7,500	4,358
		38,467
Miscellaneous Manufacturer – 1.8%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	600	1,878
CRRC Corp. Ltd. Class A	10,900	15,923
Kangde Xin Composite Material Group Co. Ltd. Class A	1,199	3,818
Shenzhen O-film Tech Co. Ltd. Class A	1,250	3,977
		25,596
Oil & Gas – 1.4%
China Petroleum & Chemical Corp. Class A	13,100	11,604
PetroChina Co. Ltd. Class A	5,100	6,118
Wintime Energy Co. Ltd. Class A	5,000	2,702
		20,424

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Oil & Gas Services – 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,300	$2,127
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	500	1,164
		3,291
Packaging & Containers – 0.1%
Org Packaging Co. Ltd. Class A(a)	1,200	1,169
Pharmaceuticals – 5.3%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	1,631
Beijing Tongrentang Co. Ltd. Class A	800	3,893
China National Accord Medicines Corp. Ltd. Class A	200	2,032
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	2,097
Dong-E-E-Jiao Co. Ltd. Class A	400	3,899
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	2,505
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	700	1,826
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	1,200	1,209
Harbin Pharmaceutical Group Co. Ltd. Class A(b)(d)	1,270	1,108
Huadong Medicine Co. Ltd. Class A	400	2,947
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,584	14,253
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	650	2,191
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	6,934
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	5,133
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	640	1,652
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	2,320
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	600	1,466
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	1,915
Tasly Pharmaceutical Group Co. Ltd. Class A	600	3,167
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	864	2,504
Yunnan Baiyao Group Co. Ltd. Class A	500	6,809
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	2,624
Zhejiang NHU Co. Ltd. Class A	600	2,303
		76,418
Pipelines – 0.1%
Guanghui Energy Co. Ltd. Class A	2,700	1,707
Real Estate – 7.0%
Beijing Capital Development Co. Ltd. Class A	1,200	1,996
Beijing Urban Construction Investment & Development Co. Ltd. Class A	900	2,104
China Fortune Land Development Co. Ltd. Class A	1,100	5,133
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	8,678
China State Construction Engineering Corp. Ltd. Class A	14,300	19,924
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Real Estate – 7.0% (continued)
China Vanke Co. Ltd. Class A	5,000	$19,706
Financial Street Holdings Co. Ltd. Class A	1,600	2,928
Gemdale Corp. Class A	2,400	4,133
Oceanwide Holdings Co. Ltd. Class A	1,700	2,073
Poly Real Estate Group Co. Ltd. Class A	5,700	8,900
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,584
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	500	1,321
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,980	6,647
Shanghai SMI Holding Co. Ltd. Class A(a)	1,252	1,846
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	2,266
Suning Universal Co. Ltd. Class A	2,500	2,061
Tahoe Group Co. Ltd. Class A	500	1,324
Xinhu Zhongbao Co. Ltd. Class A(a)	3,200	2,061
Youngor Group Co. Ltd. Class A	1,400	2,060
Zhongtian Financial Group Co. Ltd. Class A(c)(d)	2,100	2,317
		100,062
Retail – 1.1%
Nanjing Xinjiekou Department Store Co. Ltd. Class A(c)(d)	400	2,315
Shanghai Bailian Group Co. Ltd. Class A	900	2,050
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	3,564
Suning Commerce Group Co. Ltd. Class A	3,900	7,671
		15,600
Semiconductors – 0.5%
Sanan Optoelectronics Co. Ltd. Class A	1,920	6,671
Shipbuilding – 0.9%
China CSSC Holdings Ltd. Class A(a)(b)(d)	800	2,963
China Shipbuilding Industry Co. Ltd. Class A(a)(c)(d)	8,800	8,205
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A(b)(d)	400	1,601
		12,769
Software – 1.8%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,119
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,500	1,991
Hundsun Technologies, Inc. Class A	300	2,299
Iflytek Co. Ltd. Class A	500	4,027
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)(c)(d)	1,200	1,872
NavInfo Co. Ltd. Class A	1,050	4,039
Neusoft Corp. Class A	600	1,537
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Software – 1.8% (continued)
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	400	$1,193
Yonyou Network Technology Co. Ltd. Class A	700	2,486
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	5,782
		27,345
Telecommunications – 2.1%
Addsino Co. Ltd. Class A	1,400	2,516
China Spacesat Co. Ltd. Class A	600	2,537
China United Network Communications Ltd. Class A(a)	8,500	9,469
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	2,082
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	2,448
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	2,088
Guoxuan High-Tech Co. Ltd. Class A	300	1,428
ZTE Corp. Class A(a)	1,800	7,648
		30,216
Toys/Games/Hobbies – 0.1%
Alpha Group Class A	700	1,560
Transportation – 1.7%
China High-Speed Railway Technology Co. Ltd. Class A	1,000	1,356
China Merchants Energy Shipping Co. Ltd. Class A	2,800	2,081
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	2,288
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	3,931
Daqin Railway Co. Ltd. Class A	7,100	9,327
Guangshen Railway Co. Ltd. Class A	3,000	2,279
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	3,613
		24,875
Water – 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	1,599
Total Common Stocks (Cost $1,377,566)		1,416,071
Total Investments – 98.6% (Cost $1,377,566)#		1,416,071
Other assets in excess of liabilities – 1.4%		20,049
Net Assets – 100.0%		$1,436,120

(a)
Non-income producing security.

(b)
Level 2 securities fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $7,604 or 0.5% of net assets.

(c)
Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $34,069 or 2.4% of net assets.

(d)
Security deemed illiquid as of September 30, 2017.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (concluded)
September 30, 2017

#
Cost for federal income tax purposes is $1,434,850. Net unrealized appreciation (depreciation) on common stocks and open forward currency exchange contracts consists of:

Gross unrealized appreciation	$241,346
Gross unrealized depreciation	(248,355)
Net unrealized appreciation	$(7,009)

Summary of Investments by Sector^
Financials	28.0%
Industrials	15.6
Consumer Discretionary	10.4
Information Technology	8.7
Materials	7.8
Consumer Staples	7.8
Health Care	6.5
Real Estate	5.8
Utilities	4.2
Energy	3.0
Telecommunication Services	0.8
Other assets in excess of liabilities	1.4
100.0%

^
As a percentage of net assets.

Financial Derivative Instruments
Open Forward Currency Exchange Contracts
Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,464,456	RMB	(9,680,084)	Brown Brothers Harriman & Co.	10/10/2017	$11,786
USD	1,418,186	RMB	(9,440,370)	Brown Brothers Harriman & Co.	11/2/2017	3,687
USD	15,748	RMB	(103,224)	Brown Brothers Harriman & Co.	10/10/2017	258
USD	15,056	RMB	(100,231)	Brown Brothers Harriman & Co.	11/2/2017	38
RMB	96,280	USD	(14,547)	Brown Brothers Harriman & Co.	10/10/2017	(98)
RMB	246,657	USD	(37,325)	Brown Brothers Harriman & Co.	10/10/2017	(310)
RMB	9,440,370	USD	(1,420,288)	Brown Brothers Harriman & Co.	10/10/2017	(3,591)
						$11,770

Currency Abbreviations:
RMB — Chinese Renminbi
USD — United States Dollar
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS
September 30, 2017
	Shares	Market Value
Common Stocks – 96.0%
China – 96.0%
Advertising – 0.3%
Focus Media Information Technology Co. Ltd. Class A	1,700	$2,565
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,100	1,742
		4,307
Aerospace/Defense – 0.7%
AECC Aero-Engine Control Co. Ltd. Class A	300	899
AECC Aviation Power Co. Ltd. Class A	700	3,286
AVIC Aircraft Co. Ltd. Class A	1,100	3,176
AVIC Helicopter Co. Ltd. Class A	300	1,969
Jihua Group Corp. Ltd. Class A	1,600	2,008
		11,338
Agriculture – 0.2%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,665
New Hope Liuhe Co. Ltd. Class A	2,100	2,324
		3,989
Airlines – 0.9%
Air China Ltd. Class H	4,000	3,323
China Eastern Airlines Corp. Ltd. Class H	6,000	2,964
China Southern Airlines Co. Ltd. Class H	6,000	4,132
Hainan Airlines Holding Co. Ltd. Class A	5,600	2,733
Spring Airlines Co. Ltd. Class A	200	1,003
		14,155
Auto Manufacturers – 2.2%
BYD Co. Ltd. Class H	1,000	9,274
China Avionics Systems Co. Ltd. Class A	500	1,220
Chongqing Changan Automobile Co. Ltd. Class A	2,200	4,681
Great Wall Motor Co. Ltd. Class H	1,500	1,843
SAIC Motor Corp. Ltd. Class A	3,100	14,051
Zhengzhou Yutong Bus Co. Ltd. Class A	1,300	4,801
		35,870
Auto Parts & Equipment – 1.1%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	5,358
Huayu Automotive Systems Co. Ltd. Class A	1,300	4,401
Wanxiang Qianchao Co. Ltd. Class A	1,320	2,398
Weichai Power Co. Ltd. Class H	5,000	5,478
		17,635

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Banks – 17.5%
Agricultural Bank of China Ltd. Class H	50,000	$22,400
Bank of Beijing Co. Ltd. Class A	14,256	15,967
Bank of China Ltd. Class H	26,000	12,813
Bank of Communications Co. Ltd. Class H	37,000	26,995
Bank of Jiangsu Co. Ltd. Class A	1,300	1,620
Bank of Nanjing Co. Ltd. Class A	5,040	5,986
Bank of Ningbo Co. Ltd. Class A	2,470	5,852
Bank of Shanghai Co. Ltd. Class A	800	2,145
China CITIC Bank Corp. Ltd. Class H	4,000	2,540
China Construction Bank Corp. Class H	9,000	7,465
China Everbright Bank Co. Ltd. Class H	21,000	9,704
China Merchants Bank Co. Ltd. Class H	11,500	40,407
China Minsheng Banking Corp. Ltd. Class H	27,500	25,203
Huaxia Bank Co. Ltd. Class A	6,120	8,518
Industrial & Commercial Bank of China Ltd. Class H	30,000	22,272
Industrial Bank Co. Ltd. Class A	13,500	35,045
Ping An Bank Co. Ltd. Class A	8,500	14,178
Shanghai Pudong Development Bank Co. Ltd. Class A	10,725	20,724
		279,834
Beverages – 4.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	9,144
Kweichow Moutai Co. Ltd. Class A	500	38,859
Luzhou Laojiao Co. Ltd. Class A	700	5,896
Wuliangye Yibin Co. Ltd. Class A	1,800	15,480
		69,379
Biotechnology – 0.1%
Hualan Biological Engineering, Inc. Class A	480	1,961
Building Materials – 2.3%
Anhui Conch Cement Co. Ltd. Class A	1,900	7,123
Gree Electric Appliances, Inc. of Zhuhai Class A	4,800	27,313
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	1,989
		36,425
Chemicals – 2.0%
Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	900	4,119
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	1,000	965
Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,300	1,727
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	2,500	1,896
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,200	1,450
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Chemicals – 2.0% (continued)
Qinghai Salt Lake Industry Co. Ltd. Class A	600	$1,705
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	2,381
Tianqi Lithium Corp. Class A	600	6,332
Wanhua Chemical Group Co. Ltd. Class A	1,200	7,594
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	3,235
		31,404
Coal – 0.7%
China Shenhua Energy Co. Ltd. Class H	2,000	4,700
Shaanxi Coal Industry Co. Ltd. Class A	1,800	2,378
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,600	2,477
Yanzhou Coal Mining Co. Ltd. Class H	2,000	1,969
		11,524
Commercial Services – 0.3%
Eternal Asia Supply Chain Management Ltd. Class A	1,200	1,515
Shanghai International Port Group Co. Ltd. Class A	3,300	3,315
		4,830
Computers – 1.9%
Aisino Corp. Class A	1,100	3,106
BOE Technology Group Co. Ltd. Class A	22,800	15,062
DHC Software Co. Ltd. Class A	1,600	2,700
GRG Banking Equipment Co. Ltd. Class A	1,200	1,411
Inspur Electronic Information Industry Co. Ltd. Class A	780	2,247
Leshi Internet Information & Technology Corp. Beijing Class A(c)(d)	1,800	2,900
Tsinghua Tongfang Co. Ltd. Class A	1,600	2,931
		30,357
Distribution/Wholesale – 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	3,263
Wuchan Zhongda Group Co. Ltd. Class A	1,755	2,074
Xiamen C & D, Inc. Class A	1,700	2,973
		8,310
Diversified Financial Services – 9.4%
Anxin Trust Co. Ltd. Class A	1,980	3,761
Bohai Financial Investment Holding Co. Ltd. Class A	1,800	1,789
Changjiang Securities Co. Ltd. Class A	3,100	4,533
China Merchants Securities Co. Ltd. Class H	3,600	5,963
CITIC Securities Co. Ltd. Class H	9,000	19,792
Dongxing Securities Co. Ltd. Class A	500	1,381
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Diversified Financial Services – 9.4% (continued)
Everbright Securities Co. Ltd. Class H	2,000	$2,719
Founder Securities Co. Ltd. Class A(a)	3,900	5,036
GF Securities Co. Ltd. Class H	3,200	6,955
Guosen Securities Co. Ltd. Class A	2,400	4,933
Guotai Junan Securities Co. Ltd. Class H(a)	6,200	13,364
Guoyuan Securities Co. Ltd. Class A	1,500	3,173
Haitong Securities Co. Ltd. Class H	11,600	18,738
Huatai Securities Co. Ltd. Class H	4,400	9,743
Industrial Securities Co. Ltd. Class A	5,190	6,600
Northeast Securities Co. Ltd. Class A	1,280	1,980
Orient Securities Co. Ltd. Class H	8,000	8,366
Pacific Securities Co. Ltd. Class A	6,870	4,301
SDIC Essence Holdings Co. Ltd. Class A	1,100	2,694
Sealand Securities Co. Ltd. Class A	2,100	1,854
Shanxi Securities Co. Ltd. Class A	1,500	2,545
Shenwan Hongyuan Group Co. Ltd. Class A	5,805	5,081
Sinolink Securities Co. Ltd. Class A	1,800	3,170
SooChow Securities Co. Ltd. Class A	2,300	4,216
Southwest Securities Co. Ltd. Class A	2,700	2,359
Western Securities Co. Ltd. Class A	1,700	3,979
		149,025
Electric – 2.3%
China National Nuclear Power Co. Ltd. Class A	4,700	5,264
China Yangtze Power Co. Ltd. Class A	6,300	14,254
GD Power Development Co. Ltd. Class A	11,300	5,633
SDIC Power Holdings Co. Ltd. Class A	3,200	3,526
Shanghai Electric Power Co. Ltd. Class A	1,000	1,676
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	2,970
Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,900	3,133
		36,456
Electrical Components & Equipment – 0.7%
Chinese Universe Publishing & Media Co. Ltd. Class A	600	1,993
TBEA Co. Ltd. Class A	3,700	5,477
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	2,340	2,923
		10,393
Electronics – 2.8%
China Security & Fire Co. Ltd. Class A(a)	800	835
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,300	2,209
GoerTek, Inc. Class A	1,900	5,774
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Electronics – 2.8% (continued)
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,700	$17,777
Han’s Laser Technology Industry Group Co. Ltd. Class A	900	5,891
Luxshare Precision Industry Co. Ltd. Class A	1,125	3,490
Shenzhen Inovance Technology Co. Ltd. Class A	800	3,471
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(c)(d)	4,100	5,072
		44,519
Engineering & Construction – 2.2%
China Communications Construction Co. Ltd. Class H	2,000	2,496
China Gezhouba Group Co. Ltd. Class A	2,700	4,208
China National Chemical Engineering Co. Ltd. Class A	2,000	2,039
China Railway Construction Corp. Ltd. Class H	3,500	4,435
China Railway Group Ltd. Class H	8,000	6,615
Metallurgical Corp. of China Ltd. Class H	8,000	2,632
Power Construction Corp. of China Ltd. Class A	4,000	4,823
Shanghai Construction Group Co. Ltd. Class A	2,285	1,314
Shanghai International Airport Co. Ltd. Class A	800	4,562
Shanghai Tunnel Engineering Co. Ltd. Class A	1,500	2,182
		35,306
Entertainment – 0.8%
Beijing Enlight Media Co. Ltd. Class A	800	1,314
Huayi Brothers Media Corp. Class A	1,798	2,446
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,000	4,907
Songcheng Performance Development Co. Ltd. Class A	500	1,405
Wanda Film Holding Co. Ltd. Class A(c)(d)	500	3,907
		13,979
Environmental Control – 0.7%
Beijing Capital Co. Ltd. Class A	1,600	1,537
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,100	3,470
Beijing Originwater Technology Co. Ltd. Class A	1,479	3,999
Tus-Sound Environmental Resources Co. Ltd. Class A	500	2,699
		11,705
Food – 2.2%
COFCO Tunhe Sugar Co. Ltd. Class A	1,000	1,419
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	3,365
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,000	24,773
Yonghui Superstores Co. Ltd. Class A	4,000	4,798
		34,355

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Healthcare-Services – 0.4%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,200	$3,065
Shanghai RAAS Blood Products Co. Ltd. Class A	1,080	3,374
		6,439
Holding Companies-Diversified – 0.6%
Avic Capital Co. Ltd. Class A	4,800	4,216
China Baoan Group Co. Ltd. Class A	1,485	2,005
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	2,744
		8,965
Home Furnishings – 2.8%
Hangzhou Robam Appliances Co. Ltd. Class A	500	3,172
Hisense Electric Co. Ltd. Class A	800	1,887
Midea Group Co. Ltd. Class A	4,450	29,524
Qingdao Haier Co. Ltd. Class A	2,900	6,570
TCL Corp. Class A	7,000	3,741
		44,894
Insurance – 7.4%
China Life Insurance Co. Ltd. Class H	2,000	5,952
China Pacific Insurance Group Co. Ltd. Class H	3,800	16,367
New China Life Insurance Co. Ltd. Class H	1,200	6,782
Ping An Insurance Group Co. of China Ltd. Class A	11,000	89,447
		118,548
Internet – 0.8%
East Money Information Co. Ltd. Class A	2,760	5,731
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	1,877
Searainbow Holding Corp. Class A(a)(c)(d)	700	2,751
Wangsu Science & Technology Co. Ltd. Class A	1,498	2,715
		13,074
Iron/Steel – 1.1%
Baoshan Iron & Steel Co. Ltd. Class A	8,728	9,684
Hesteel Co. Ltd. Class A	4,000	2,642
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	13,020	5,278
		17,604
Leisure Time – 0.3%
China International Travel Service Corp. Ltd. Class A	800	4,143

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Machinery-Construction & Mining – 0.6%
Sany Heavy Industry Co. Ltd. Class A	3,600	$4,135
XCMG Construction Machinery Co. Ltd. Class A	4,200	2,321
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	6,600	2,906
		9,362
Machinery-Diversified – 0.6%
CITIC Heavy Industries Co. Ltd. Class A(a)	1,100	849
NARI Technology Co. Ltd. Class A	1,500	3,720
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,642
Siasun Robot & Automation Co. Ltd. Class A(a)	660	2,113
		9,324
Media – 1.1%
Beijing Gehua CATV Network Co. Ltd. Class A	700	1,551
China Media Group Class A	1,700	2,573
CITIC Guoan Information Industry Co. Ltd. Class A	2,750	4,625
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(c)(d)	780	1,238
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,900	5,788
Wasu Media Holding Co. Ltd. Class A	200	433
Zhejiang Huace Film & TV Co. Ltd. Class A	640	1,048
		17,256
Mining – 2.6%
Aluminum Corp. of China Ltd. Class H(a)	12,000	10,767
China Molybdenum Co. Ltd. Class H	9,000	5,403
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	4,843
Jiangxi Copper Co. Ltd. Class H	2,000	3,159
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	1,030
Shandong Gold Mining Co. Ltd. Class A	700	3,303
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,300	2,368
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	6,400	2,902
Zhongjin Gold Corp. Ltd. Class A	1,534	2,469
Zijin Mining Group Co. Ltd. Class H	16,000	5,489
		41,733
Miscellaneous Manufacturer – 1.9%
CRRC Corp. Ltd. Class H	14,000	12,436
Kangde Xin Composite Material Group Co. Ltd. Class A	3,198	10,184
Shenzhen O-film Tech Co. Ltd. Class A	2,000	6,363
Suzhou Victory Precision Manufacture Co. Ltd. Class A(c)(d)	1,700	1,953
		30,936

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Oil & Gas – 1.0%
China Petroleum & Chemical Corp. Class H	12,000	$8,986
PetroChina Co. Ltd. Class H	8,000	5,069
Wintime Energy Co. Ltd. Class A	3,300	1,783
		15,838
Oil & Gas Services – 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,100	1,942
Sinopec Oilfield Service Corp. Class H(a)	4,000	697
		2,639
Pharmaceuticals – 3.7%
Aurora Optoelectronics Co. Ltd. Class A(a)(c)(d)	800	2,090
Beijing Tongrentang Co. Ltd. Class A	700	3,406
Dong-E-E-Jiao Co. Ltd. Class A	500	4,875
Huadong Medicine Co. Ltd. Class A	400	2,947
Jiangsu Bicon Pharmaceutical Listed Co. Class A	500	2,021
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,440	12,957
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	910	3,067
Kangmei Pharmaceutical Co. Ltd. Class A	2,900	8,743
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,500	6,221
Tasly Pharmaceutical Group Co. Ltd. Class A	700	3,694
Yunnan Baiyao Group Co. Ltd. Class A	500	6,809
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	2,624
		59,454
Pipelines – 0.1%
Guanghui Energy Co. Ltd. Class A	3,100	1,959
Real Estate – 6.3%
Beijing Capital Development Co. Ltd. Class A	1,100	1,830
China Fortune Land Development Co. Ltd. Class A	1,300	6,066
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,302	6,318
China State Construction Engineering Corp. Ltd. Class A	15,100	21,039
China Vanke Co. Ltd. Class H	7,600	25,001
Financial Street Holdings Co. Ltd. Class A	1,500	2,745
Future Land Holdings Co. Ltd. Class A	900	2,415
Gemdale Corp. Class A	2,200	3,789
Greenland Holdings Corp. Ltd. Class A	2,400	2,710
Poly Real Estate Group Co. Ltd. Class A	7,100	11,086
RiseSun Real Estate Development Co. Ltd. Class A	1,900	2,727
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	720	2,417
Shanghai SMI Holding Co. Ltd. Class A(a)	1,096	1,616
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Real Estate – 6.3% (continued)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	700	$1,762
Xinhu Zhongbao Co. Ltd. Class A(a)	3,400	2,190
Youngor Group Co. Ltd. Class A	2,240	3,296
Zhongtian Financial Group Co. Ltd. Class A(c)(d)	2,700	2,980
		99,987
Retail – 1.1%
China Grand Automotive Services Co. Ltd. Class A	2,080	2,633
Nanjing Xinjiekou Department Store Co. Ltd. Class A(c)(d)	400	2,315
Shanghai Bailian Group Co. Ltd. Class A	700	1,594
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	2,931
Suning Commerce Group Co. Ltd. Class A	4,200	8,261
		17,734
Semiconductors – 0.6%
Sanan Optoelectronics Co. Ltd. Class A	2,560	8,894
Shipbuilding – 0.7%
China CSSC Holdings Ltd. Class A(a)(b)(d)	700	2,593
China Shipbuilding Industry Co. Ltd. Class A(a)(c)(d)	8,800	8,205
		10,798
Software – 1.9%
Beijing Shiji Information Technology Co. Ltd. Class A	300	1,059
Hundsun Technologies, Inc. Class A	500	3,832
Iflytek Co. Ltd. Class A	900	7,249
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)(c)(d)	900	1,404
Neusoft Corp. Class A	700	1,793
Ourpalm Co. Ltd. Class A	1,900	2,131
Shanghai 2345 Network Holding Group Co. Ltd. Class A	680	728
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	500	1,492
Wonders Information Co. Ltd. Class A	700	1,455
Yonyou Network Technology Co. Ltd. Class A	900	3,197
Zhejiang Dahua Technology Co. Ltd. Class A	1,450	5,240
		29,580
Telecommunications – 2.5%
Beijing Xinwei Technology Group Co. Ltd. Class A(c)(d)	1,100	2,410
China Spacesat Co. Ltd. Class A	600	2,537
China United Network Communications Ltd. Class A(a)	8,100	9,024
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	3,272
Guangzhou Haige Communications Group, Inc. Co. Class A	1,700	2,958
Guoxuan High-Tech Co. Ltd. Class A	500	2,380
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2017

	Shares	Market Value
Telecommunications – 2.5% (continued)
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,100	$4,505
ZTE Corp. Class H(a)	4,000	13,082
		40,168
Toys/Games/Hobbies – 0.1%
Alpha Group Class A	500	1,114
Transportation – 1.4%
China High-Speed Railway Technology Co. Ltd. Class A	1,700	2,305
China Merchants Energy Shipping Co. Ltd. Class A	2,100	1,561
COSCO Shipping Develoment Co. Ltd. Class H(a)	8,000	1,812
COSCO Shipping Holdings Co. Ltd. Class H(a)	7,000	3,754
Daqin Railway Co. Ltd. Class A	5,700	7,488
Guangshen Railway Co. Ltd. Class H	4,000	2,345
Ningbo Zhoushan Port Co. Ltd. Class A	3,700	3,261
		22,526
Total Common Stocks (Cost $1,397,075)		1,530,025
Total Investments – 96.0% (Cost $1,397,075)#		1,530,025
Other assets in excess of liabilities – 4.0%		63,078
Net Assets – 100.0%		$1,593,103

(a)
Non-income producing security.

(b)
Level 2 security fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2017, the value of this security amounted to $2,593 or 0.2% of net assets.

(c)
Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $37,225 or 2.3% of net assets.

(d)
Security deemed illiquid as of September 30, 2017.

#
Cost for federal income tax purposes is $1,441,330. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$268,133
Gross unrealized depreciation	(179,438)
Net unrealized appreciation	$88,695

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS – (concluded)
September 30, 2017

Summary of Investments by Sector^
Financials	34.7%
Industrials	12.8
Consumer Discretionary	10.8
Information Technology	8.8
Consumer Staples	6.9
Materials	6.8
Real Estate	5.0
Health Care	4.6
Utilities	2.4
Energy	2.1
Telecommunication Services	0.8
Communications	0.3
Other assets in excess of liabilities	4.0
100.0%

^
As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF	CSOP China CSI 300 A-H Dynamic ETF
ASSETS
Investments in unaffiliated securities, at value	$6,772,378	$1,416,071	$1,530,025
Cash	7,791	3,122	1,108
Foreign currency, at value*	16,390	6,089	62,340
Unrealized appreciation of forward foreign currency exchange contracts	—	15,769	—
Receivables:
Dividends	—	—	625
TOTAL ASSETS	6,796,559	1,441,051	1,594,098
LIABILITIES
Unrealized depreciation of forward foreign exchange currency contracts	—	3,999	—
Payables:
Management fees	3,682	932	995
TOTAL LIABILITIES	3,682	4,931	995
NET ASSETS	$6,792,877	$1,436,120	$1,593,103
COMPONENTS OF NET ASSETS
Paid-in capital	$8,519,699	$1,714,239	$1,904,788
Accumulated net investment income (loss)	129,213	(64,746)	14,362
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,897,118)	(263,590)	(459,693)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,041,083	50,217	133,646
NET ASSETS	$6,792,877	$1,436,120	$1,593,103
NET ASSET VALUE PER SHARE
Net Asset Value	$16.74	$28.72	$31.86
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	405,882	50,002	50,002
COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$5,731,144	$1,377,566	$1,397,075
Foreign currency, at cost	$16,542	$6,146	$61,644

*
Amount includes cash at other banks for minimum reserve requirements of  $6,306, $1,261, $1,261, respectively.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2017
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF	CSOP China CSI 300 A-H Dynamic ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$147,325	$26,041	$32,817
Interest income	56	—	—
Other income	260	43	117
Less: Foreign taxes withheld	(15,125)	(2,713)	(3,406)
Total Investment Income	132,516	23,371	29,528
EXPENSES:
Management fees (See Note 3)	40,855	10,588	10,739
Total Expenses	40,855	10,588	10,739
NET INVESTMENT INCOME (LOSS)	91,661	12,783	18,789
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	(40,296)	(472)	(15,050)
Forward foreign currency contracts	—	(79,927)	—
Foreign currency transactions	(733)	(2)	537
Net realized gain (loss)	(41,029)	(80,401)	(14,513)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,293,654	231,455	250,602
Forward foreign currency contracts	—	15,198	—
Foreign currency translations	(133)	(72)	725
Net change in unrealized appreciation (depreciation)	1,293,521	246,581	251,327
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,252,492	166,180	236,814
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,344,153	$178,963	$255,603

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP FTSE CHINA A50 ETF
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
OPERATIONS:
Net investment income (loss)	$91,661	$97,633
Net realized gain (loss) on investments and foreign currency transactions	(41,029)	(2,627,565)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,293,521	716,626
Net increase (decrease) in net assets resulting from operations	1,344,153	(1,813,306)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(70,343)	(1,564,161)
Total distributions to shareholders	(70,343)	(1,564,161)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	852,166	38,026,760
Cost of Shares redeemed	(1,415,479)	(35,447,203)
Net increase (decrease) in net assets from Capital Transactions	(563,313)	2,579,557
Net increase (decrease) in net assets	710,497	(797,910)
NET ASSETS
Beginning of year	6,082,380	6,880,290
End of year	$6,792,877	$6,082,380
Includes accumulated net investment income (loss) of:	$129,213	$53,446
CHANGES IN SHARES OUTSTANDING
Shares issued	50,000	2,350,000
Shares redeemed	(100,000)	(2,350,000)
Net increase (decrease) in Shares outstanding	(50,000)	—
Shares Outstanding, Beginning of Year	455,882	455,882
Shares Outstanding, End of Year	405,882	455,882

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
OPERATIONS:
Net investment income (loss)	$12,783	$9,951
Net realized gain (loss) on investments and foreign currency transactions	(80,401)	(207,696)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	246,581	(196,364)
Net increase (decrease) in net assets resulting from operations	178,963	(394,109)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(63,186)	—
Total distributions to shareholders	(63,186)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	3,000,060**
Cost of Shares redeemed	—	(1,285,608)
Net increase (decrease) in net assets from Capital Transactions	—	1,714,452
Net increase (decrease) in net assets	115,777	1,320,343
NET ASSETS
Beginning of period	1,320,343	—
End of period	$1,436,120	$1,320,343
Includes accumulated net investment income (loss) of:	$(64,746)	$61,329
CHANGES IN SHARES OUTSTANDING
Shares issued	—	100,002**
Shares redeemed	—	(50,000)
Net increase (decrease) in Shares outstanding	—	50,002
Shares Outstanding, Beginning of Period	50,002	—
Shares Outstanding, End of Period	50,002	50,002

*
Commencement of operations, October 20, 2015.

**
Beginning capital of  $60 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 2 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP CHINA CSI 300 A-H DYNAMIC ETF
	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
OPERATIONS:
Net investment income (loss)	$18,789	$14,350
Net realized gain (loss) on investments and foreign currency transactions	(14,513)	(440,147)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	251,327	(117,681)
Net increase (decrease) in net assets resulting from operations	255,603	(543,478)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,896)	—
Total distributions to shareholders	(23,896)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	4,508,255**
Cost of Shares redeemed	—	(2,603,381)
Net increase (decrease) in net assets from Capital Transactions	—	1,904,874
Net increase (decrease) in net assets	231,707	1,361,396
NET ASSETS
Beginning of period	1,361,396	—
End of period	$1,593,103	$1,361,396
Includes accumulated net investment income (loss) of:	$14,362	$18,095
CHANGES IN SHARES OUTSTANDING
Shares issued	—	150,002**
Shares redeemed	—	(100,000)
Net increase (decrease) in Shares outstanding	—	50,002
Shares Outstanding, Beginning of Period	50,002	—
Shares Outstanding, End of Period	50,002	50,002

*
Commencement of operations, October 20, 2015.

**
Beginning capital of  $60 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 2 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
NET ASSET VALUE, Beginning of Period	$13.34	$15.09	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	0.23	0.13	0.17
Net realized and unrealized gain (loss)	3.32	0.50(b)	(2.08)(b)
Total income (loss) from operations	3.55	0.63	(1.91)
Less Distributions From:
Net investment income	(0.15)	(2.38)	—
Total distributions	(0.15)	(2.38)	—
NET ASSET VALUE, End of Period	$16.74	$13.34	$15.09
MARKET VALUE, End of Period	$16.81	$13.52	$14.93
NET ASSET VALUE, Total Return(c)	26.94%	3.07%	(11.24)%
MARKET PRICE, Total Return(d)	25.80%	5.58%	(12.18)%
Net Assets, End of Period (thousands)	$6,793	$6,082	$6,880
Ratios of Average Net Assets:
Total Expenses	0.70%	0.70%	0.99%**
Net Expenses	0.70%	0.69%	0.99%**
Net Investment Income (Loss)	1.57%	0.95%	1.44%**
Portfolio Turnover Rate(e)	34%	410%	266%

*
Commencement of operations, March 10, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Amounts disclosed do not appear consistent with the numbers shown for these captions on the Statement of Operations and Statement of Changes in Net Assets due to the timing of subscriptions and redemptions.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(d)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$26.41	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	0.26	0.13
Net realized and unrealized gain (loss)	3.31	(3.72)
Total income (loss) from operations	3.57	(3.59)
Less Distributions From:
Net investment income	(1.26)	—
Total distributions	(1.26)	—
NET ASSET VALUE, End of Period	$28.72	$26.41
MARKET VALUE, End of Period	$28.51	$26.37
NET ASSET VALUE, Total Return(b)	14.08%	(11.97)%
MARKET PRICE, Total Return(c)	13.01%	(12.10)%
Net Assets, End of Period (thousands)	$1,436	$1,320
Ratios of Average Net Assets:
Net Expenses	0.79%	0.79%**
Net Investment Income (Loss)	0.95%	0.49%**
Portfolio Turnover Rate(d)	1%	70%

*
Commencement of operations, October 20, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$27.23	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	0.38	0.14
Net realized and unrealized gain (loss)	4.73	(2.91)
Total income (loss) from operations	5.11	(2.77)
Less Distributions From:
Net investment income	(0.48)	—
Total distributions	(0.48)	—
NET ASSET VALUE, End of Period	$31.86	$27.23
MARKET VALUE, End of Period	$31.62	$27.14
NET ASSET VALUE, Total Return(b)	19.10%	(9.23)%
MARKET PRICE, Total Return(c)	18.51%	(9.53)%
Net Assets, End of Period (thousands)	$1,593	$1,361
Ratios of Average Net Assets:
Net Expenses	0.75%	0.75%**
Net Investment Income (Loss)	1.31%	0.53%**
Portfolio Turnover Rate(d)	10%	111%

*
Commencement of operations, October 20, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017
1. Organization
CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.
The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).
CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).
The Net Asset Value (the ‘‘NAV’’) of the Funds’ shares is calculated each day the New York Stock Exchange (‘‘NYSE’’) is open for trading, as of the close of regular trading on the NYSE (generally 4:00 PM Eastern Standard Time (‘‘EST’’)). The Funds’ NAV-per-share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding.
The Funds are exchange-traded funds (‘‘ETFs’’), which trade like other publicly traded securities. The Funds are designed to track their respective Indices. Shares of the Funds are listed and traded on NYSE Arca (the ‘‘Exchange’’). Each share of a Fund represents partial ownership in an underlying portfolio of securities intended to track the designated market index. Shares of the Funds may be purchased or redeemed directly from the Funds at the NAV solely by certain large institutional investors called Authorized Participants (‘‘APs’’) who have entered into agreements with the Funds’ distributor, ALPS Distributors, Inc. (‘‘ALPS’’).
Under the Trust’s organizational documents, the Board of Trustees (the ‘‘Board’’) and the Trust’s officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and other parties, which contracts provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Funds. However, the Funds expect the risk of loss from such claims to be remote.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘‘GAAP’’) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.
a. Basis of Presentation
The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).
b. Investment Valuation
The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

2. Summary of Significant Accounting Policies – (continued)

independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.
In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’
The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.
The three tier hierarchy of inputs is summarized below:
•
Level 1 — quoted prices in active markets for identical securities

•
Level  2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•
Level  3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

2. Summary of Significant Accounting Policies – (continued)

of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the valuations as of September 30, 2017, for the Funds based upon the three levels defined above:
CSOP FTSE China A50 ETF
At September 30, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$6,772,378	$6,689,024	$—	$83,354
Total Investments, at value	$6,772,378	$6,689,024	$—	$83,354

CSOP MSCI China A International Hedged ETF
At September 30, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,416,071	$1,374,398	$7,604	$34,069
Total Investments, at value	$1,416,071	$1,374,398	$7,604	$34,069
Other Financial Instruments
Forward Foreign Currency Contracts	$11,770	$—	$11,770	$—
Total Other Financial Instruments	$11,770	$—	$11,770	$—

CSOP China CSI 300 A-H Dynamic ETF
At September 30, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,530,025	$1,490,207	$2,593	$37,225
Total Investments, at value	$1,530,025	$1,490,207	$2,593	$37,225

Please refer to the Schedules of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the year ended September 30, 2017, there were the following transfers:
CSOP FTSE China A50 ETF
•
One security transferred from Level 1 to Level 3, with a market value of  $83,354.

CSOP MSCI China A International Hedged ETF
•
Seven securities transferred from Level 1 to Level 3, with a market value of  $27,323.

•
One security transferred from, Level 2 to Level 3, with a market value of  $1,965.

•
Twelve securities transferred from Level 3 to Level 1, with a market value of  $51,086.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

2. Summary of Significant Accounting Policies – (continued)

CSOP China CSI 300 A-H Dynamic ETF
•
Seven securities transferred from Level 1 to Level 3, with a market value of  $23,043.

•
One security transferred from Level 2 to Level 3, with a market value of  $2,751.

•
Nine securities transferred from Level 3 to Level 1, with a market value of  $57,950.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the year October 1, 2016, through September 30, 2017. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
CSOP FTSE China A50 ETF
Common Stocks
Balance as of September 30, 2016	$—
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
(Sales)	—
Transfer In	83,354
Transfer Out	—
Balance as of September 30, 2017	$83,354
Change in unrealized appreciation (depreciation) from investments held as of September 30, 2017*	$—

CSOP MSCI China A International Hedged ETF
Common Stocks
Balance as of September 30, 2016	$50,920
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,933
Purchases	2,481
(Sales)	(3,467)
Transfer In	29,288
Transfer Out	(51,086)
Balance as of September 30, 2017	$34,069
Change in unrealized appreciation (depreciation) from investments held as of September 30, 2017*	$5,933

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

2. Summary of Significant Accounting Policies – (continued)

CSOP China CSI 300 A-H Dynamic ETF
Common Stocks
Balance as of September 30, 2016	$47,932
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	13,682
Purchases	10,062
(Sales)	(2,295)
Transfer In	25,794
Transfer Out	(57,950)
Balance as of September 30, 2017	$37,225
Change in unrealized appreciation (depreciation) from investments held as of September 30, 2017*	$13,682

*
Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:
CSOP FTSE China A50 ETF
	Fair Value at September 30, 2017	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$83,354	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2016) High – 0% (9/30/2017)
CSOP MSCI China A International Hedged ETF
	Fair Value at September 30, 2017	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$34,069	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2016) High – 0% (9/30/2017)
CSOP China CSI 300 A-H Dynamic ETF
	Fair Value at September 30, 2017	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$37,225	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2016) High – 0% (9/30/2017)

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

2. Summary of Significant Accounting Policies – (continued)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:
Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease
The following is a summary of fair value amounts of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Assets and Liabilities as of September 30, 2017:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Unrealized appreciation of forward foreign currency contracts	$15,769	Unrealized depreciation of forward foreign currency contracts	$3,999
The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Operations for the year ended September 30, 2017:
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location of Gain (Loss) On Derivatives	Net Realized Gain (Loss)	Net Increase (Decrease) In Unrealized Appreciation (Depreciation)
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Net realized and unrealized gain (loss) on investments and foreign currency transactions	$(79,927)	$15,198
The average notional amount of forward foreign currency contracts during the year ended September 30, 2017 on CSOP MSCI China A International Hedged ETF, was as follows:
Notional Amount
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	$2,439,351
c. Foreign Currency Translations
The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

2. Summary of Significant Accounting Policies – (continued)

d. Investment Transactions and Income
For financial reporting purposes, portfolio security transactions are reported on the trade date. However, for the daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date.
Dividend income is recorded on the ex-dividend date or as soon as information is available to the Funds, net of foreign taxes withheld, if any. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.
e. Dividends and Distributions
Each Fund intends to distribute its net investment income, if any, to investors annually and to distribute net realized capital gains, if any, annually. The Funds may also pay dividends and distributions at other times, if necessary to comply with the distribution requirements of the Internal Revenue Code (the ‘‘Code’’), as amended. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary to preserve the Funds’ eligibility for treatment as a registered investment company (‘‘RIC’’) under the Code.
f. Forward Foreign Currency Contracts
The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.
The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
g. Time Deposits
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.
h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Federal Income Tax
It is the policy of the Funds to qualify as RICs under Subchapter M of the Code and to distribute substantially all of their net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provisions are required as long as the Funds qualify as RICs.
As of and during the year ended September 30, 2017, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

2. Summary of Significant Accounting Policies – (continued)

The Funds follow ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.
Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be in 2017 tax returns. Each Fund’s federal tax return for the prior fiscal year remains subject to examination by the Internal Revenue Service, as does the 2015 federal tax return for the CSOP FTSE China A50 ETF.
3. Transactions with Affiliates
a. Investment Advisory Agreement
The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the ‘‘Investment Advisory Agreement’’). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs, as well as other administrative matters.
For its services to the Funds during the year ended September 30, 2017, the Funds paid the Adviser a management fee, which was calculated daily and paid monthly at an annual rate of 0.70%, 0.79% and 0.75%, respectively, of average daily net assets of the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF, respectively.
Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Funds. The Adviser is not responsible for, and the Funds will bear the cost of interest expenses, taxes, brokerage expenses, and other expenses connected with the execution of the portfolio securities transactions, distribution fees, if any, and extraordinary expenses.
The Funds have contractually agreed to reduce management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Funds from investments in affiliated funds advised by the Adviser listed on the Hong Kong Stock Exchange with similar investment strategies. During the year ended September 30, 2017, there were no transactions with affiliated parties.
b. Distribution Agreement
ALPS Distributors, Inc. (‘‘ALPS’’), a Colorado Corporation, is the principal underwriter and distributor of the Funds’ shares. ALPS does not maintain any secondary market in Fund shares. The Adviser or ALPS, or an affiliate of the Adviser or ALPS, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or ALPS from their own resources and not from the assets of the Funds.
c. Other Agreements
Administrator, Custodian, Fund Accountant and Transfer Agent
Brown Brothers Harriman & Co. (‘‘BBH’’) serves as administrator, transfer agent and dividend disbursing agent for the Funds pursuant to an Administrative Services Agreement. BBH also serves as the custodian of the Funds pursuant to a Custodian Agreement.
Chief Compliance Offıcer, Treasurer and Principal Financial Offıcer
Foreside Fund Officer Services, LLC provides the Funds with a Chief Compliance Officer and Foreside Fund Management Services, LLC provides the Funds with a Treasurer and Principal Financial Officer.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

3. Transactions with Affiliates – (continued)

d. Related Party Investments
The Funds are permitted to enter into forward foreign currency contracts and time deposits with BBH, a related party to the Administrator, Custodian and Transfer Agent. All forward foreign currency contracts with BBH as of September 30, 2017, have been disclosed in the Schedules of Investments. As of September 30, 2017, the Funds did not have open time deposits with BBH.
4. Capital Share Transactions
The Funds’ offer and redeem shares on a continuous basis at the NAV only in large blocks of 50,000 shares ‘‘Creation Units’’. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain APs. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant. In each case, the AP must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.
Shares of the Funds will be listed and traded on the Exchange on each day that it is open for business (‘‘Business Day’’). Individual Fund shares may be purchased and sold on the Exchange or other secondary markets through a broker-dealer or other intermediary. Because the Funds’ shares trade at market prices rather than at their NAV, shares may trade at a price equal to the NAV, greater than the NAV (premium) or less than NAV (discount).
Retail investors will not qualify as APs. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase or sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
5. Investment Transactions
During the year ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:
Fund	Purchases	Sales
CSOP FTSE China A50 ETF	$2,023,250	$2,559,701
CSOP MSCI China A International Hedged ETF	7,260	104,073
CSOP China CSI 300 A-H Dynamic ETF	144,514	179,876
6. Principal Risks
As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.
Risk of Investing in China
Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

6. Principal Risks – (continued)

impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.
Risk of Investing in Issuers listed on the ChiNext Board
The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.
Risk of Investments in A-Shares
The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.
The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.
Risk of Investment and Repatriation Restrictions
Investments by the Funds in the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

6. Principal Risks – (continued)

Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.
A-Shares Tax Risk
The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.
Risk of Investing Through Shanghai-Hong Kong Stock Connect
The Funds may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchase on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Fund to invest in securities obtained via the program.
Authorized Participant Concentration Risk
Only an AP (as defined in note 4. Capital Share Transactions) may engage in creation or redemption transactions directly with the Funds. The Funds have arrangements with a limited number of institutions that serve as AP. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk
To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences.
Costs of Buying or Selling Fund Shares
Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

6. Principal Risks – (continued)

Custody Risk
Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.
Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.
Derivatives Risk
The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.
Emerging Markets Risk
While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.
Equity Securities Risk
An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.
Financial Sector Risk
The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.
Hong Kong Political Risk
Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

6. Principal Risks – (continued)

relation to (i.e., is ‘‘pegged’’ to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the CSOP China CSI 300 A-H Dynamic ETF’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.
Index Tracking Error Risk
As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade.
International Closed Market Trading Risk
Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Large-Capitalization Securities Risk
The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.
Market Risk
Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.
Mid-Capitalization Securities Risk
The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Non-U.S. Currency Risk
The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S.dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.
Non-U.S. Securities Risk
Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

6. Principal Risks – (continued)

Passive Investment Risk
The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.
Risk of Cash Transactions
Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.
Secondary Market Trading Risk
Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.
Shares of the Fund May Trade at Prices Other than NAV
Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
7. Beneficial Ownership
Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.
8. Federal Income Taxes
Each Fund intends to qualify and elect to be treated as a separate RIC under Subchapter M of the Code. To qualify and maintain their tax status as a regulated investment company, the Funds must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of their ‘‘investment company taxable income’’ (which includes dividends, interest and net short-term capital gains).
As RICs, the Funds generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that a Fund distributes to its shareholders. If a Fund fails to qualify as a RIC for any year, (subject to certain curative measures allowed by the Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2017

8. Federal Income Taxes – (continued)
Tax character of distributions to Shareholders paid during the year ended September 30, 2017, and period ended September 30, 2106, were as follows:
	Ordinary Income
Fund	2017	2016
CSOP FTSE China A50 ETF	$70,343	$1,564,161
CSOP MSCI China A International Hedged ETF	63,186	—
CSOP China CSI 300 A-H Dynamic ETF	23,896	—
As of September 30, 2017, and as of September 30, 2016, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income		Net Unrealized Appreciation (Depreciation)		Late Year Ordinary Loss Deferral		Capital Loss Carryforward
Fund	2017	2016	2017	2016	2017	2016	2017	2016
CSOP FTSE China A50 ETF	$388,293	$54,058	$598,006	$(611,922)	$—	$—	$(2,713,121)	$(2,442,770)
CSOP MSCI China A International Hedged ETF	—	63,186	(7,067)	(198,454)	(7,695)	—	(263,357)	(258,628)
CSOP China CSI 300 A-H Dynamic ETF	58,437	21,149	89,391	(120,915)	—	—	(459,513)	(443,626)
Primarily as a result of differing book/tax treatment of investment activity, on September 30, 2017, reclassifications are as follows:
	Increase (Decrease)
Fund	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Paid-in Capital
CSOP FTSE China A50 ETF	$54,449	$(54,447)	$(2)
CSOP MSCI China A International Hedged ETF	(75,762)	75,672	—
CSOP China CSI 300 A-H Dynamic ETF	1,374	(1,374)	—
These reclassifications are primarily related to U.S. Internal Revenue Code Section 988 currency transactions and PFICs sold by the Funds.
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily due to the tax deferral of losses on wash sales and investments in passive foreign investment companies (PFIC).
The Funds have capital loss carryforwards as of September 30, 2017, which are as follows:
	Capital Loss Carryforward
Fund	Short-Term	Long-Term	Total
CSOP FTSE China A50 ETF	$2,077,995	$635,126	$2,713,121
CSOP MSCI China A International Hedged ETF	258,187	5,170	263,357
CSOP China CSI 300 A-H Dynamic ETF	440,044	19,469	459,513
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred after October 31, 2011 will not be subject to expiration.
9. Subsequent Events
In preparing the Financial Statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of CSOP ETF Trust
   and the Shareholders of CSOP FTSE China A50 ETF,
   CSOP MSCI China A International Hedged ETF, and
   CSOP China CSI 300 A-H Dynamic ETF
We have audited the accompanying statements of assets and liabilities of CSOP FTSE China A50 ETF, CSOP MSCI China A International Hedged ETF, and CSOP China CSI 300 A-H Dynamic ETF, each a series of shares of beneficial interest in CSOP ETF Trust (the “Funds”), including the schedules of investments, as of September 30, 2017, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period March 10, 2015 (commencement of operations) to September 30, 2015 for the CSOP FTSE China A50 ETF were audited by other auditors, whose report dated November 30, 2015 expressed an unqualified opinion on such financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CSOP FTSE China A50 ETF, CSOP MSCI China A International Hedged ETF, and CSOP China CSI 300 A-H Dynamic ETF as of September 30, 2017, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the years or periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.
BBD, LLP

Philadelphia, Pennsylvania
November 22, 2017

ADDITIONAL FEDERAL TAX INFORMATION
September 30, 2017 (unaudited)
For the taxable period ended September 30, 2016, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:
Qualified Dividend Income
CSOP FTSE China A50 ETF	100.00%
CSOP China CSI 300 A-H Dynamic ETF	100.00%
The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.
The following Funds met the requirements of Section 853 of the Internal Revenue Code and elected to pass through to its shareholders credit for foreign taxes paid. The total amount of income received by the Fund from resources within the foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
CSOP FTSE China A50 ETF	$147,325	$0.3630	$15,125	$0.0373
CSOP China CSI 300 A-H Dynamic ETF	32,817	0.6563	3,406	0.0681
The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.

OTHER INFORMATION (unaudited)
Proxy Voting Information
A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SUPPLEMENTAL INFORMATION (unaudited)
Premium/Discount Information
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the last sale price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.
CSOP FTSE China A50 ETF
Period Covered: October 1, 2016 through September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	2	0.85
Greater than 1.0% and Less than 1.5%	3	1.28
Greater than 0.5% and Less than 1.0%	29	12.34
Between 0.5% and -0.5%	132	56.17
Less than -0.5%	69	29.36
Total	235	100.00%

CSOP MSCI China A International Hedged ETF
Period Covered: October 1, 2016 through September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00
Greater than 1.0% and Less than 1.5%	0	0.00
Greater than 0.5% and Less than 1.0%	0	0.00
Between 0.5% and -0.5%	5	27.78
Less than -0.5%	13	72.22
Total	18	100.00%

SUPPLEMENTAL INFORMATION (unaudited) (concluded)
CSOP China CSI 300A-H Dynamic ETF
Period Covered: October 1, 2016 through September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00
Greater than 1.0% and Less than 1.5%	0	0.00
Greater than 0.5% and Less than 1.0%	5	11.36
Between 0.5% and -0.5%	21	47.73
Less than -0.5%	18	40.91
Total	44	100.00%

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)
Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment adviser, custodian, transfer agent and administrator. The day-to-day operations of the Funds are delegated to the Funds’ Investment Adviser, CSOP.
The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. The Trustee who is an ‘‘interested person’’ of the Trust, as defined in the 1940 Act, is indicated by a double asterisk.
Name, Address and Age(1)	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Chen Ding (Born: 1969)	Trustee(4) (Since 2015)	CEO of CSOP Asset Management Limited (2008 – present)	3	CSOP Asset Management Limited
(2008 – present); Chinese Asset
Management Association of HK
Limited (2013 – present); Chinese
Securities Association of HK
(2013 – present); Source CSOP
Markets plc (2013 – present);
CSOP Alternative Funds plc
(2014 – 2016); CSOP Investment Funds
plc (2015 – 2017); Alternative
Value Investments Limited
(2016 – present); Famous Dragon
Capital Limited (2016 – present);
The Hong Kong Chinese Enterprises
Association (2015 – present); Chinese
Financial Association of
				Hong Kong (2015 – present).
Independent Trustees
Karl-Otto Hartmann (Born: 1955)	Trustee (Since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct professor at Suffolk University School of Law (2007 – present)	3	Horizons ETF Trust (2014 – 2017); FocusShares Trust (2007 – 2012); The Thirty-Eight Hundred Fund, LLC (2008 – 2012).
Chia Ling Chen (Born: 1970)	Trustee (Since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	3	Chyang Sheng Dyeing & Finishing Co., Ltd. (2015 – present); China Aircraft Leasing Group Holdings Limited (2016 – present).

(1)
Unless otherwise noted, the business address of each Trustee is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong.

(2)
Each Trustee shall serve until death, resignation or removal.

(3)
The term “Fund Complex” refers to CSOP ETF Trust.

(4)
Ms. Ding may be deemed to be an “interested” person of the Funds, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (concluded)
Name, Address and Age(1)	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Chen Ding (Born: 1969)	President (Since 2015); and Principal Executive Officer (Since 2016)	CEO, CSOP Asset Management Limited (2008 – present)
Michelle Wong (Born: 1980)	Secretary (Since 2015)	Executive Director, General
Counsel and CCO, CSOP Asset
Management Ltd.
(2016 – present); Director,
China Southern Dragon Dynamic
Multi-Strategy Fund SPC
(2017 – present); Director, China
Southern Dragon Dynamic Fund
(2016 – present); Director, CSOP
Simpleway Multi Strategy
Fund SPC (2016 – present);
Director, General Counsel and
CCO, CSOP Asset Management
Ltd. (2015 – 2016); Director,
Legal Counsel, CSOP Asset
Management Ltd. (2014 – 2015);
Assistant Solicitor, Reed Smith
Richards Butler (2009 – 2014).
Monique Labbe (Born: 1973)	Principal Financial Officer and Treasurer (Since 2015)	Fund Principal Financial Officer,
Foreside Fund Management
Services, LLC (2014 – present);
Principal/Assistant Vice President,
State Street Global Advisors
(2012 – 2014); Director/Assistant
Vice President, State Street
Corporation (2005 – 2012).
Patrick J. Keniston, Esq. (Born: 1964)	Chief Compliance Officer (Since 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present).

(1)
The business address of Mses. Chen Ding and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is 3 Canal Plaza, Portland, ME 04101.

(2)
Each officer shall serve until death, resignation or removal.

DISCLAIMERS (unaudited)

CSOP FTSE China A50 ETF
FTSE International Limited (“FTSE”) is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGIES OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
FURTHERMORE, CSOP FTSE CHINA A50 ETF IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE FTSE CHINA A50 NET TOTAL RETURN INDEX (THE “INDEX”) (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.
ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE” IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.
CSOP MSCI China A International Hedge ETF & CSOP China CSI 300 A-H Dynamic ETF
MSCI Inc. (“MSCI”) is not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
THE CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, ANY OF ITS AFFILIATES, OR ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDICES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE FUND OR THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDICES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE FUND ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY

MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NO PURCHASER, SELLER OR HOLDER OF THIS SECURITY, PRODUCT OR FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS SECURITY WITHOUT FIRST CONTACT MSCI TO DETERMINE WHETHER MSCI’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.
THE CSI 300 SMART INDEX (THE “INDEX”) IS COMPILED AND CALCULATED BY CHINA SECURITIES INDEX CO., LTD. (“CSI”) ALL COPYRIGHTS IN THE INDEX VALUES AND CONSTITUENT LIST VEST IN CSI. CSI WILL APPLY ALL NECESSARY MEANS TO ENSURE THE ACCURACY OF THE INDEX. HOWEVER, CSI DOES NOT GUARANTEE ITS INSTANTANEITY, COMPLETENESS OR ACCURACY, NOR SHALL IT BE LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

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CSOP ETF TRUST

Investment Adviser
CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

Item 2. Code of Ethics.

As of the period ended September 30, 2017, the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 12(a)(1).

The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Karl-Otto Hartmann possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Karl-Otto Hartmann as the Registrant’s audit committee financial expert. Mr. Karl-Otto Hartmann is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $39,000 in 2016 and $39,000 in 2017.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2016 and $0 in 2017.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were  $12,000 in 2016 and $12,000 in 2017.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and  local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2016 and $0 in 2017.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last two fiscal years of the Registrant were $0 for 2016 and $0 for 2017.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees by the Registrant’s Board of Trustees that would require disclosures herein.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title:  Principal Executive Officer

Date: December 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title: Principal Executive Officer

Date: December 11, 2017

By: (Signature and Title)

/s/ Monique Labbe

Monique Labbe

Title: Treasurer and Principal Financial Officer

Date: December 11, 2017